UNITED STATES
						SECURITIES AND EXCHANGE COMMISSION
						     Washington, D.C.  20549

							 Form 13F-HR

						      Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: 	March 31, 2002


Check here if Amendment [     ]; Amendment Number:
	This Amendment:				[	]	is a restatement.
						[	]	adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		033 Asset Management, LLC
Address:	125 High Street, Suite 1405
			Oliver Street Tower
			Boston, MA  02110

Form 13F File Number: 28-06047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence C. Longo, Jr.
Title:	Chief Operating Officer
Phone:	(617) 371-2015

Signature, Place, and Date of Signing:
	/s/Lawrence C. Longo, Jr.    Boston, MA	      5/1/02
	[Signature]	           [City, State]        [Date]




Report Type (Check only one.):

[X	]	13F HOLDINGS REPORT

[	]	13F NOTICE

[	]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

							Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:		55

Form 13F Information Table Value Total(thousands): 116,557

List of Other Included Managers: None

								Form 13F Information Table				VOTING
								VALUE 		SHRS OR  SHRS/	PUT/	INVEST 	OTHER 	AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN Amt  PRN	CALL	DISCR	MGR	SOLE

Activision Inc			Common		004930202	 5,966		200,000	   Sh		Sole		200000
Advance PCS			Common		00790K109	 3,009 		100,000    Sh		Sole		100000
Alcoa Inc			Common		013817101	 2,642		 70,000	   Sh		Sole		 70000
Alcon Inc			Common		H01301102	 7,616		225,000	   Sh		Sole		225000
Anteon International Corp	Common		03674E108	 2,080		100,000	   Sh		Sole		100000
Anthem Inc			Common		03674B104	   864		 15,000	   Sh		Sole		 15000
Ase Test Limited		Common		Y02516105	   273           17,500	   Sh		Sole	         17500
ASM Lithography Holdings	Common		N07059111	 2,537		100,000	   Sh		Sole		100000
AT&T Wireless Services   	Common		00209A106	   224	         25,000	   Sh		Sole	         25000
BE Aerospace Inc		Common		073302101          501           50,500    Sh		Sole		 50500
Boeing Co			Common		097023105	 3,860		 80,000	   Sh		Sole		 80000
Caci International Inc		Common		127190304	 3,476		 99,000	   Sh		Sole		 99000
Centillium Communications Inc	Common		152319109	   242		 20,000	   Sh		Sole		 20000
Cisco Systems Inc		Common		17275R102	 1,270           75,000    Sh		Sole		 75000
Conexant Systems Inc		Common		207142100	 1,808          150,000	   Sh		Sole		150000
Cree Research Inc		Common		225447101	 3,748		275,000    Sh		Sole		275000
CSX Corp			Common		126408103	 4,573		120,000    Sh		Sole		120000
Cubic Corp			Common		229669106	   654		 10,000	   Sh		Sole		 10000
Dominion Resources Inc		Common		25746U109	 5,213           80,000	   Sh		Sole		 80000
DSP Group Inc			Common		23332B106	   246		 12,000	   Sh		Sole		 12000
Dupont Photomasks Inc		Common		26613X101	 2,288		 44,000	   Sh		Sole		 44000
Federal Express Corporation	Common		31428X106	 2,324           40,000    Sh		Sole		 40000
Fibernet Telecom Group Inc	Common		315653105	   158		879,660    Sh		Sole		879660
Harmonic Inc	 		Common 		413160102	 2,030	        175,000    Sh		Sole	        175000
Integrated Defense Technology	Common		45819B101	 8,547 		308,000    Sh		Sole		308000
International Paper		Common		460146103	 1,720		 40,000	   Sh		Sole		 40000
International Rectifier Corp	Common		460254105	   681		 15,000	   Sh		Sole		 15000
Intraware Inc			Common		46118M103	   434          235,000    Sh		Sole		235000
Juniper Networks Inc		Common		48203R104	 1,262          100,000    Sh		Sole		100000
Lattice Semiconductor Corp	Common		518415104          877           50,000    Sh		Sole		 50000
Lockheed Martin Corp		Common		539830109        2,015           35,000    Sh		Sole		 35000
Macrovision Corp		Common		555904101	 1,879           70,500    Sh		Sole		 70500
Manugistics Group Inc		Common		565011103	   752  	 35,000    Sh		Sole		 35000
Marvel Enterprises Inc		Common		57383M108	 1,855 		224,800    Sh		Sole		224800
McData Corporation		Common		580031102	   908  	 75,000	   Sh		Sole		 75000
MCK Communications		Common		581243102	 2,493	      1,917,900    Sh		Sole	      19179000
Mercury Interactive Corp	Common		589405109	   565    	 15,000	   Sh		Sole		 15000
Network Associates Inc		Common		640938106	 1,815		 75,000	   Sh		Sole		 75000
Northrop Grumman Corp		Common		666807102	 1,696		 15,000    Sh		Sole		 15000
O2Micro International Ltd	Common		G6797E106	 3,494		200,000	   Sh		Sole		200000
Oak Technology Inc		Common		671802106	 6,610		444,200    Sh		Sole		444200
Omnivision Technologies 	Common		682128103          662		 60,000    Sh		Sole		 60000
Orasure Technologies Inc	Common		68554V108	 1,030		170,200    Sh		Sole		170200
Photon Dynamics Inc		Common		719364101	 1,277		 25,100    Sh		Sole		 25100
Photronics Inc			Common		719405102	   843		 25,000    Sh		Sole		 25000
Precision Castparts Corp	Common		740189105	   708		 20,000    Sh		Sole		 20000
Raytheon Co			Common		755111507 	 1,642  	 40,000	   Sh		Sole		 40000
Rockwell Collins Inc		Common		774341101	 1,236		 49,000	   Sh		Sole		 49000
Seachange Intl Inc		Common		811699107	 4,113		270,800    Sh		Sole		270800
Silicon Image Inc		Common		82705T102	 4,093		479,300    Sh		Sole		479300
Smurfit-Stone Container Corp	Common		832727101	 1,714		100,000	   Sh		Sole		100000
Student Advantage Inc		Common		86386Q105	   558          588,300    Sh		Sole		588300
Taiwan Semiconductor Manf Ltd	ADR		874039100	   415 		 20,000	   Sh		Sole		 20000
Utstarcom Inc			Common		918076100	   525		 20,000    Sh		Sole		 20000
Verizon Communications		Common		92343V104	 2,536		 55,000    Sh		Sole		 55000


							       116,557